Distribution Income from Operations, excluding Restructuring, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 84,938	$ 81,179	$ 256,347	$ 235,210
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	62,152	64,821	172,513	182,698
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	2,526	1,364	15,124	9,979
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	16,150	13,813	52,897	36,423
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 4,110	$ 1,181	$ 15,813	$ 6,110